RIGHT-OF-USE ASSETS AND LEASE LIABILITY (Narrative) (Details)		1 Months Ended
	Sep. 09, 2021 GBP (£)	Nov. 30, 2018	Nov. 30, 2023 CAD ($)	Nov. 30, 2023 USD ($)	Nov. 30, 2022 CAD ($)	Nov. 30, 2022 USD ($)	Nov. 30, 2021 CAD ($)	Nov. 30, 2021 USD ($)	Nov. 30, 2020 CAD ($)	Nov. 30, 2020 USD ($)
PRT USA [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Term of lease		2 years
Monthly lease payment, next twelve months									$ 3,726	$ 3,005
Monthly lease payment, year two							$ 3,838	$ 3,095
Monthly lease payment, year three					$ 3,953	$ 3,188
Monthly lease payment, year four			$ 4,072	$ 3,284
PRT UK [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Annual lease fee	£ 12,000
Monthly lease payment	£ 1,000
Annual interest rate of lease	4.00%